Nationwide Life Insurance Company
• Nationwide Variable Account-II
• Nationwide Variable Account-7
• Nationwide Variable Account-8
• Nationwide Variable Account-9
• Nationwide Variable Account-10
• Nationwide VLI Separate Account-2
• Nationwide VLI Separate Account-4
• Nationwide VLI Separate Account-7
• Nationwide Provident VLI Separate Account 1
Nationwide Life and Annuity Insurance Company • Nationwide VA Separate Account-B • Nationwide VL Separate Account-C • Nationwide VL Separate Account-G • Nationwide Provident VLI Separate Account A

Prospectus supplement dated March 14, 2011 to
BOA InvestCare prospectus dated May 1, 2002,
BOA ElitePRO Classic and BOA ElitePRO LTD prospectus dated May 1, 2003,
BOA Exclusive, BOA Vision/NY, and BOA VisionPlus prospectus dated May 1, 2004,
BOA CVUL Future (NLAIC), BOA MSPVL, BOA MSPVL Future, BOA Options Select (NWL and NLAIC),
BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, NEBA, BOA CVUL, Options Premier (NLAIC),
Survivor Options Elite (NWL), and Survivor Options Premier (NWL and NLAIC) prospectus dated May 1, 2008,
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA Next Generation Survivorship Life, BOA ChoiceLife Survivorship II, BOA Protection Survivorship Life, BOA ChoiceLife Protection Survivorship Life, and Nationwide Marathon VUL
prospectus dated May 1, 2009,
America's Future Horizon Annuity, BOA Achiever, BOA All American, BOA America's Income Annuity, BOA Choice,
BOA Choice Venue II, BOA Elite Venue, BOA Exclusive II, BOA FPVUL, BOA Future II, BOA Future Venue, BOA Future,
BOA IV, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, BOA V, BOA Vision, Compass All American Gold, Key All American Gold, Key Future, M&T All American Gold, M&T All American,
Nationwide Destination All American Gold, Nationwide Destination B, Nationwide Destination C, Nationwide Destination L, Nationwide Heritage Annuity, Nationwide Income Architect Annuity, Nationwide Marathon Performance VUL,
Nationwide YourLife Accumulation VUL (NWL and NLAIC), Nationwide YourLife Protection VUL (NWL and NLAIC), Nationwide YourLife Survivorship VUL (NWL and NLAIC), NEA Valuebuilder Future, NEA Valuebuilder Select,
Options Premier (NWL), Paine Webber Choice, Schwab Custom Solutions Annuity, Schwab Income Choice Annuity,
Wells Fargo Gold prospectus dated May 1, 2010,
Nationwide Destination EV prospectus dated November 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective immediately, the following underlying mutual funds have changed names, as follows:

Previous Name	New Name
Nationwide Variable Insurance Trust – Gartmore NVIT International Equity Fund	Nationwide Variable Insurance Trust –NVIT International Equity Fund
Nationwide Variable Insurance Trust – Gartmore NVIT Worldwide Leaders Fund	Nationwide Variable Insurance Trust –NVIT Worldwide Leaders Fund

2.      Effective on or before March 31, 2011, Gartmore Global Partners will no longer be a sub-adviser to the Nationwide Variable Account – NVIT Multi-Manager Small Company Fund.  The fund's remaining sub-advisers will be: Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company

3.      On or about April 15, 2011, Invesco Advisers, Inc. will replace Gartmore Global Partners as the sub-adviser for the Nationwide Variable Insurance Trust – NVIT International Equity Fund (formerly, Nationwide Variable Insurance Trust – Gartmore NVIT International Equity Fund) and the Nationwide Variable Insurance Trust – NVIT Worldwide Leaders Fund (formerly, Nationwide Variable Insurance Trust – Gartmore NVIT Worldwide Leaders Fund).